GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL
5.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

	For the years ended,
	2020	2021
	US$	US$
Balance at the beginning of year	2,421,403	2,421,403
Increase in goodwill related to acquisitions during the year (Note 2)	—	71,265
Impairment loss	—	—
Balance at the end of year	2,421,403	2,492,668

As of December 31, 2020 and 2021, there had not been any accumulated goodwill impairment provided.